Summary of Significant Accounting Policies - Net Loss Per Common Share -Basic and Diluted (Details) (USD $)	3 Months Ended
	Nov. 30, 2013	Nov. 30, 2012
Summary Of Significant Accounting Policies - Net Loss Per Common Share -Basic And Diluted Details
Continuing operations	$ (285,357)	$ (46,908)
Discontinued operations	95,528	(32)
Net loss attributable to common shareholders	$ (189,829)	$ (46,940)
Weighted average shares outstanding	79,307,202	58,057,763
Loss per common share, basic and diluted:	$ 0.00	$ 0.00
Continuing operations	$ 0.00	$ 0.00
Discontinued operations	$ 0.00	$ 0.00